Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2023
Signifcant Accounting Policies [Abstract]
Number of segments	3
Value added tax rate	13.00%
Product sales and taxable, percentage	6.00%
Estimated useful life	20 years
Land use rights, description	For debt instruments at fair value through other comprehensive income, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the income statement and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in other comprehensive income. Upon derecognition, the cumulative fair value change recognized in other comprehensive income is recycled to the income statement.Financial assets at fair value through other comprehensive income (equity investments)Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity investments designated at fair value through other comprehensive income when they meet the definition of equity under IFRS 9 Financial Instruments. The Group may make an irrevocable election at initial recognition for particular investments in equity instruments that would otherwise be measured at fair value through profit or loss to present subsequent changes in fair value in other comprehensive incomeGains and losses on these financial assets are never recycled to the income statement. Dividends are recognized as other income in the income statement when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in other comprehensive income.
Currency translation reserve, description	In accordance with the relevant laws and regulations of PRC, the subsidiaries of the Group established in PRC are required to transfer 10% of its annual statutory net profit (after offsetting any prior years’ losses) to the statutory reserve. When the balance of such reserve reaches 50% of the subsidiary’s share capital, any further transfer of its annual statutory net profit is optional. Such reserve may be used to offset accumulated losses or to increase the registered capital of the subsidiary subject to the approval of the relevant authorities. However, except for offsetting prior years’ losses, such statutory reserve must be maintained at a minimum of 25% of the share capital after such usage.